Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Accounts Receivables, Net [Abstract]
Accounts receivables	$ 67,775,993	$ 8,644,897	$ 8,144,307
Less: allowance for credit losses accounts
Accounts receivables, net	$ 67,775,993	$ 8,644,897	$ 8,144,307